Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI South Africa ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 14.3%
Absa Group Ltd.	1,452,152	$17,690,777
Capitec Bank Holdings Ltd.	109,884	24,925,940
Nedbank Group Ltd.	819,729	12,247,610
Standard Bank Group Ltd.	1,613,355	24,940,540
		79,804,867
Broadline Retail — 13.3%
Naspers Ltd., Class N	1,192,470	74,601,422
Capital Markets — 1.6%
Reinet Investments SCA	257,803	8,723,380
Chemicals — 1.3%
Sasol Ltd.(a)	1,138,102	7,428,478
Consumer Staples Distribution & Retail — 6.5%
Bid Corp. Ltd.	577,042	13,775,492
Clicks Group Ltd.	432,474	8,794,744
Shoprite Holdings Ltd.	843,803	13,539,529
		36,109,765
Financial Services — 8.0%
FirstRand Ltd.	7,442,004	35,514,328
Remgro Ltd.	924,254	9,393,715
		44,908,043
Industrial Conglomerates — 1.4%
Bidvest Group Ltd. (The)	602,937	8,094,455
Insurance — 6.4%
Discovery Ltd.	958,375	12,294,980
OUTsurance Group Ltd.	1,633,605	6,921,550
Sanlam Ltd.	3,081,746	16,524,228
		35,740,758
Metals & Mining — 37.8%
Anglogold Ashanti PLC	759,657	64,770,508
Gold Fields Ltd.	1,346,110	56,915,505
Harmony Gold Mining Co. Ltd.	978,824	19,132,882
Impala Platinum Holdings Ltd.	1,552,199	19,534,618
Security	Shares	Value
Metals & Mining (continued)
Northam Platinum Holdings Ltd.	440,316	$7,853,777
Sibanye Stillwater Ltd.(a)	5,012,341	16,540,514
Valterra Platinum Ltd.	390,671	27,130,410
		211,878,214
Real Estate Management & Development — 1.7%
NEPI Rockcastle NV	1,107,671	9,489,283
Specialty Retail — 1.7%
Pepkor Holdings Ltd.(b)	6,375,772	9,760,119
Wireless Telecommunication Services — 5.7%
MTN Group Ltd.	2,505,570	23,158,060
Vodacom Group Ltd.	1,133,685	8,889,932
		32,047,992
Total Long-Term Investments — 99.7% (Cost: $438,751,894)		558,586,776
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	270,000	270,000
Total Short-Term Securities — 0.1% (Cost: $270,000)		270,000
Total Investments — 99.8% (Cost: $439,021,894)		558,856,776
Other Assets Less Liabilities — 0.2%		1,230,697
Net Assets — 100.0%		$560,087,473

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$180,000	$90,000 (a)	$—	$—	$—	$270,000	270,000	$1,562	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI South Africa ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	18	12/18/25	$1,090	$(11,722)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$88,866,455	$469,720,321	$—	$558,586,776
Short-Term Securities
Money Market Funds	270,000	—	—	270,000
	$89,136,455	$469,720,321	$—	$558,856,776
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(11,722)	$—	$—	$(11,722)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.